PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                       WELLS FARGO ADVANTAGE BALANCED FUND
               WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
                  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated June 30, 2005 to the Statement of Additional Information dated
                April 11, 2005, as supplemented on May 27, 2005

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 48 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

         A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

         B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

         C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of
                  Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

         D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

         E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 30 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 36:

      ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE AGGRESSIVE ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT51734 06-05                                               AFS0605/SUP011 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                          SUPPLEMENT WITH YOUR RECORDS.

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                        WELLS FARGO ADVANTAGE INDEX FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                 WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Supplement dated June 30, 2005 to the Statement of Additional Information dated
                  April 11, 2005, as supplemented May 27, 2005

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 50 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 20:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

DIVERSIFIED EQUITY, DIVERSIFIED SMALL CAP, EQUITY INCOME, GROWTH EQUITY, AND INDEX FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph found on page 28 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

DIVERSIFIED SMALL CAP FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 38:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED SMALL CAP FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT51736 06-05                                               EGS0605/SUP012 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                    WELLS FARGO ADVANTAGE CORPORATE BOND FUND
                   WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND
                WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
                     WELLS FARGO ADVANTAGE HIGH INCOME FUND
                   WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
                     WELLS FARGO ADVANTAGE INCOME PLUS FUND
               WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
            WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
            WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
                   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
              WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
                    WELLS FARGO ADVANTAGE STABLE INCOME FUND
                   WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
                  WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
              WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND
               WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated June 30, 2005 to the Statement of Additional Information dated
                  April 11, 2005, as supplemented May 27, 2005

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 56 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 23:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS, EXCEPT HIGH YIELD BOND FUND
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 32 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

INFLATION-PROTECTED BOND AND INTERMEDIATE GOVERNMENT INCOME FUNDS
Effective June 1, 2005, W. Frank Koster and Jay N. Mueller, CFA are the portfolio managers for the Inflation-Protected Bond Fund and William Stevens is the sole portfolio manager for the Intermediate Government Income Fund. As of June 1, 2005, the "Portfolio Managers" information beginning on page 29 is deleted and replaced with the following:

            The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of dates shown opposite the portfolio managers' names in the table below. These portfolio managers (each a "Portfolio Manager" and together, the "Portfolio Managers") manage the investment activities of the Funds on a day-to-day basis as follows:

FUND                                             SUB-ADVISER                       PORTFOLIO MANAGERS                 DATE
------------------------------------------------------------------------------------------------------------------------------------

                                                 Wells Capital Management          D. James Newton II, CFA, CPA       1/31/2005
Corporate Bond Fund                                                                Janet S. Rilling, CFA, CPA

                                                 Funds Management                  Thomas C. Biwer, CFA               12/31/2004
Diversified Bond Fund                                                              Christian L. Chan, CFA
                                                                                   Andrew Owen, CFA

Government Securities Fund                       Wells Capital Management          W. Frank Koster                    4/30/2005
Inflation-Protected Bond Fund                                                      Jay N. Mueller, CFA

Income Plus Fund                                 Wells Capital Management          W. Frank Koster                    4/30/2005
                                                                                   Thomas M. Price, CFA               1/31/2005

High Income Fund                                 Wells Capital Management          Thomas M. Price, CFA               1/31/2005
Short-Term High Yield Bond Fund
Strategic Income Fund

High Yield Bond Fund                             Sutter                            Christopher M. Lee                 5/31/2004
                                                                                   Phillip Susser
                                                                                   Roger Wittlin

Intermediate Government Income Fund              Wells Capital Management          William C. Stevens                 5/31/2004

Short Duration Government Bond Fund              Wells Capital Management          Marie A. Chandoha                  5/31/2004
Total Return Bond Fund                                                             Thomas M. O'Connor, CFA
                                                                                   William C. Stevens

Short Term Bond Fund                             Wells Capital Management          Jay N. Mueller, CFA                4/30/2005
Ultra--Short Term Income Fund                                                      Thomas M. Price, CFA               1/31/2005
Ultra-Short Duration Bond Fund

Stable Income Fund                               Galliard                          Richard Merriam, CFA               5/31/2004
                                                                                   Ajay Mirza, CFA

            MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers listed below, including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."


                                          REGISTERED INVESTMENT               OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES               OTHER ACCOUNTS
                                      ------------------------------- ------------------------------  ------------------------------
                                         NUMBER                          NUMBER                          NUMBER
PORTFOLIO MANAGER*                         OF         TOTAL ASSETS         OF         TOTAL ASSETS         OF        TOTAL ASSETS
                                        ACCOUNTS        MANAGED         ACCOUNTS        MANAGED         ACCOUNTS        MANAGED
---------------------------------     ------------------------------- ------------------------------- ------------------------------
FUNDS MANAGEMENT

      Thomas C. Biwer, CFA                   11     $        5.8B             0    $           0              4    $        1.9M

      Christian L. Chan, CFA                 11     $        5.8B             0    $           0              1    $         10K

      Andrew Owen, CFA                       11     $        5.8B             0    $           0              1    $         60K

                                          REGISTERED INVESTMENT               OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES               OTHER ACCOUNTS
                                      ------------------------------- ------------------------------  ------------------------------
                                         NUMBER                          NUMBER                          NUMBER
PORTFOLIO MANAGER*                         OF         TOTAL ASSETS         OF         TOTAL ASSETS         OF        TOTAL ASSETS
                                        ACCOUNTS        MANAGED         ACCOUNTS        MANAGED         ACCOUNTS        MANAGED
---------------------------------     ------------------------------- ------------------------------- ------------------------------
GALLIARD

      Richard Merriam, CFA                   5     $       1.87B             0     $           0            32     $        860M

      Ajay Mirza, CFA                        5     $       1.87B             2     $       1.82B            14     $        2.9B

SUTTER

      Christopher M. Lee                     1     $        323M             1     $        158M            18     $        590M

      Phillip Susser                         1     $        323M             1     $        158M            20     $        590M

      Roger Wittlin                          1     $        323M             1     $        158M            24     $        590M

WELLS CAPITAL MANAGEMENT

      Marie A. Chandoha                      5     $       2.42B             7     $        400M            34     $       4.28B

      W. Frank Koster                        4     $       3.08B             0     $           0            16     $        728M

      Jay N. Mueller, CFA                    4     $       3.08B             0     $           0             1     $        550K

      D. James Newton II, CFA, CPA           0     $           0             0     $           0             8     $        150M

      Thomas M. O'Connor, CFA                5     $       2.42B             7     $        400M            36     $       4.28B

      Thomas M. Price, CFA                   8     $       3.25B             0     $           0             3     $         75M

      Janet S. Rilling, CFA, CPA             1     $        553M             0     $           0             7     $        150M

      William C. Stevens                     5     $       2.42B             7     $        400M            34     $       4.28B

---------------------------

* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

      The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts:


                                          REGISTERED INVESTMENT               OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES               OTHER ACCOUNTS
                                      ------------------------------- ------------------------------  ------------------------------
                                         NUMBER                          NUMBER                          NUMBER
PORTFOLIO MANAGER*                         OF         TOTAL ASSETS         OF         TOTAL ASSETS         OF        TOTAL ASSETS
                                        ACCOUNTS        MANAGED         ACCOUNTS        MANAGED         ACCOUNTS        MANAGED
---------------------------------     ------------------------------- ------------------------------- ------------------------------

FUNDS MANAGEMENT

      Thomas C. Biwer, CFA                   0      $           0            0     $           0            0      $          0

      Christian L. Chan, CFA                 0      $           0            0     $           0            0      $          0

      Andrew Owen, CFA                       0      $           0            0     $           0            0      $          0


                                          REGISTERED INVESTMENT               OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES               OTHER ACCOUNTS
                                      ------------------------------- ------------------------------  ------------------------------
                                         NUMBER                          NUMBER                          NUMBER
PORTFOLIO MANAGER*                         OF         TOTAL ASSETS         OF         TOTAL ASSETS         OF        TOTAL ASSETS
                                        ACCOUNTS        MANAGED         ACCOUNTS        MANAGED         ACCOUNTS        MANAGED
---------------------------------     ------------------------------- ------------------------------- ------------------------------
GALLIARD

      Richard Merriam, CFA                    0    $           0             0    $           0               2    $         90M

      Ajay Mirza, CFA                         0    $           0             0    $           0               0    $           0

SUTTER

      Christopher M. Lee                      0    $           0             0    $           0               4    $        755M

      Phillip Susser                          0    $           0             0    $           0               4    $        755M

      Roger Wittlin                           0    $           0             0    $           0               4    $        755M

WELLS CAPITAL MANAGEMENT

      Marie A. Chandoha                       0    $           0             0    $           0               2    $        1.8B

      W. Frank Koster                         0    $           0             0    $           0               0    $           0

      Jay N. Mueller, CFA                     0    $           0             0    $           0               0    $           0

      D. James Newton II, CFA, CPA            0    $           0             0    $           0               0    $           0

      Thomas M. O'Connor, CFA                 0    $           0             0    $           0               2    $        1.8B

      Thomas M. Price, CFA                    0    $           0             0    $           0               0    $           0

      Janet S. Rilling, CFA, CPA              0    $           0             0    $           0               0    $           0

      William C. Stevens                      0    $           0             0    $           0               1    $        1.5B

---------------------------

* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

      MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

      To minimize the effects of these inherent conflicts of interest, each Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, each Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

      FUNDS MANAGEMENT. In the case of Funds Management, the Portfolio Managers allocate interests in mutual funds between different funds. Because of the nature of their management, they have not experienced material conflicts of interests in managing multiple accounts.

      GALLIARD. In the case of Galliard, the Portfolio Managers have not experienced material conflicts of interests in managing multiple accounts.

      SUTTER. Sutter's Portfolio Managers may experience conflicts of interest as a result of the disparate advisory fees they may earn from other accounts (not including the registered investment companies) compared to registered investment companies such as the High Yield Bond Fund. Because advisory fees for mutual funds tend to be lower than those for other accounts, the Portfolio Managers may be inclined to give more time and attention to the other accounts. Similarly, unlike for mutual funds, the Portfolio Managers are more likely to develop personal relationships with clients in other accounts than with investors in the Fund and therefore may be inclined to allocate more time and attention to such client accounts. However, like other investment advisers, Sutter has adopted procedures to ensure that clients are treated fairly to minimize inherent conflicts of interest of managing multiple accounts.

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

      COMPENSATION. The Portfolio Managers were compensated using the following compensation structures:

      FUNDS MANAGEMENT COMPENSATION. Funds Management Portfolio Managers are compensated using a fixed cash salary, an annual bonus based in part on pre-tax performance of the mutual funds managed, as well as a pension and retirement plan. Funds Management measures fund performance against a Lipper peer group average composite benchmark over a three-year rolling period. Bonus allocations vary depending to some extent on fund performance and on discretionary subjective criteria.

      GALLIARD COMPENSATION. The Portfolio Managers at Galliard are compensated using a fixed base salary, pension and retirement plan. The partners and principals of Galliard also participate in a profit sharing pool which is funded based on the firm's financial performance.

      SUTTER COMPENSATION. Sutter's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a calendar year period:


PORTFOLIO MANAGERS                 BENCHMARK
---------------------------------- ---------------------------------------------

Christopher M. Lee                 Merrill Lynch U.S. High Yield Master II Index

Phillip Susser                     Merrill Lynch U.S. High Yield Master II Index

Roger Wittlin                      Merrill Lynch U.S. High Yield Master II Index

      Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

      WELLS CAPITAL MANAGEMENT COMPENSATION. Wells Capital Management's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a calendar year period:

PORTFOLIO MANAGERS             BENCHMARK
------------------------------ -------------------------------------------------
                               Lehman Brothers U.S. Aggregate Bond Index
Marie A. Chandoha              Lehman Brothers 1-3 Year U.S. Government Index

                               Lehman U.S. Aggregate ex. Credit Bond Index
W. Frank Koster                Lehman Brothers U.S. Aggregate Bond Index
                               Lehman Brothers U.S. Aggregate Bond Index
                               Lehman Brothers Intermediate U.S.Government/
                                        Credit Bond Index

                               Lehman Brothers U.S. 1-3 Year Government/
                                        Credit Index
Jay N. Mueller, CFA            Lehman U.S. Aggregate ex. Credit Bond Index
                               Lehman Brothers Short Treasury Index: 9-12 Months
                               Lehman Brothers Intermediate U.S. Government/
                                        Credit Bond Index

D. James Newton II, CFA, CPA   Lehman Brothers U.S. Credit Baa: 3% Issuer Capped
                                         Bond Index

                               Lehman Brothers U.S. Aggregate Bond Index
Thomas M. O'Connor, CFA        Lehman Brothers 1-3 Year U.S. Government Index

                               Lehman Brothers U.S. 1-3 Year Gov/Cr Index
Thomas M. Price, CFA           Lehman Brothers U.S. Aggregate Bond Index
                               Short Term High Yield Bond Index III
                               Lehman Brothers Short Treasury Index: 9-12 Months

Janet S. Rilling, CFA, CPA     Lehman Brothers U.S. Credit Baa: 3% Issuer Capped
                                        Bond Index

                               Lehman Brothers U.S. Aggregate Bond Index
William C. Stevens             Lehman Brothers 1-3 Year U.S. Government Index

      Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

      BENEFICIAL OWNERSHIP IN THE FUNDS. The table below shows for each Portfolio Manager the amount of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

                        -- = Not Applicable
                        0  = $0
                        A  = $1 - $10,000
                        B  = $10,001 - $50,000
                        C  = $50,001 - $100,000
                        D  = $100,001 - $500,000
                        E  = $500,001 - $1,000,000
                        F  = over $1,000,000

--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
PORTFOLIO MANAGER                 CBF   DBF   GSF   HIF   HYBF  IPF   IPBF  IGIF   SDGBF  STBF STHYBF SIF  SrIF  TRBF   USDBF  USTIF
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
FUNDS MANAGEMENT
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas C. Biwer, CFA             --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Christian L. Chan, CFA           --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Andrew Owen, CFA                 --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
GALLIARD
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Richard Merriam, CFA             --   --    --    --    --    --    --    --     --     --    --     0    --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Ajay Mirza, CFA                  --   --    --    --    --    --    --    --     --     --    --     0    --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
SUTTER
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Christopher M. Lee               --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Phillip Susser                   --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Roger Wittlin                    --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
WELLS CAPITAL MANAGEMENT
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Marie A. Chandoha                --   --    --    --    --    --    --    --     B      --    --     --   --    A      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  W. Frank Koster                  --   --    0     --    --    --    0     --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Jay N. Mueller, CFA              --   --    C     --    --    --    0     --     --     0     --     --   --    --     0     D
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  D. James Newton II, CFA, CPA     A    --    --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas M. O'Connor, CFA          --   --    --    --    --    --    --    --     0      --    --     --   --    0      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas M. Price, CFA             --   --    --    C     --    0     --    --     --     0     C      --   0     --     0     C
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Janet S. Rilling, CFA, CPA        D    --    --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  William C. Stevens               --   --    --    --    --    --    --    --     D      --    --     --   --    F      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------

DIVERSIFIED BOND FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 43:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED BOND FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Bond Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Bond Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.



RT51740 06-05                                               IFS0605/SUP013 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                     WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
                WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND
                  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
            WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND
                       WELLS FARGO ADVANTAGE OVERSEAS FUND

    Supplement dated June 30, 2005 to the Statement of Additional Information
               dated April 11, 2005, as supplemented May 27, 2005

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 45 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

         A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

         B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

         C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of
                  Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

         D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

         E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 19:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

EMERGING MARKETS FOCUS AND INSTITUTIONAL EMERGING MARKETS FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 25 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

INSTITUTIONAL EMERGING MARKETS FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 32:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE INSTITUTIONAL CLASS SHARES OF THE INSTITUTIONAL EMERGING MARKETS FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.



RT51741 06-05                                               ITS0605/SUP016 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
                    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
                   WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND
                 WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM
                   WELLS FARGO ADVANTAGE ENDEAVOR SELECTFUNDSM
                     WELLS FARGO ADVANTAGE EQUITY INDEX FUND
                        WELLS FARGO ADVANTAGE GROWTH FUND
                  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
                   WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
                  WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
                      WELLS FARGO ADVANTAGE U.S. VALUE FUND

          Supplement dated June 30, 2005 to the Statement of Additional
                       Information dated April 11, 2005.

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 47 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 19:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.



RT51742 06-05                                               LCS0605/SUP017 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

            WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIOSM
             WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIOSM
           WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIOSM

          Supplement dated June 30, 2005 to the Statement of Additional
                       Information dated April 11, 2005.

ALL PORTFOLIOS
Effective immediately, the "Policies and Procedures for Disclosure of Portfolio Holdings of the Portfolios" information found on page 35 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Portfolios. Under no circumstances do Funds Management or the Portfolios receive any compensation in return for the disclosure of information about a Portfolio's portfolio securities or for any ongoing arrangements to make available information about a Portfolio's portfolio securities.

         DISCLOSURE OF PORTFOLIO HOLDINGS. The complete portfolio holdings for each Portfolio is publicly available on the Portfolios' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Portfolios is publicly available on the Portfolios' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Portfolio (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Portfolios' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Portfolio's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Portfolio's semi-annual and annual reports. Each Portfolio's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Portfolio, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Portfolio's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Portfolio's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Portfolio(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Portfolios, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to the Portfolio's portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Portfolio(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of the Portfolio's portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Portfolios that Wells Capital Management sub-advises), shall have daily access to all Portfolio's portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive the full Portfolio's portfolio holdings on a weekly basis for the Portfolios for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Portfolios' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Portfolios based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Portfolios; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Portfolio shareholders, on the one hand, and those of the Portfolio's investment adviser, principal underwriter, or any affiliated person of the Portfolio.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.



RT51743 06-05                                               LSF0605/SUP018 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND
          WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST
             WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM
            WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
                WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
                     WELLS FARGO ADVANTAGE MONEY MARKET FUND
                    WELLS FARGO ADVANTAGE MONEY MARKET TRUST
                WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
            WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
                WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
            WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
              WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
              WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

          Supplement dated June 30, 2005 to the Statement of Additional
                       Information dated April 11, 2005.

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 43 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.



RT51744 06-05                                               MMF0605/SUP019 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

           WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
                 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
                  WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
                WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND
                  WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
                    WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
            WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
              WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
          WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                  WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

    Supplement dated June 30, 2005 to the Statement of Additional Information
               dated April 11, 2005, as supplemented May 27, 2005

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 63 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 34:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 39 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

NEBRASKA TAX-FREE FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 49:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE NEBRASKA TAX-FREE FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT51745 06-05                                               MIS0605/SUP014 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                          SUPPLEMENT WITH YOUR RECORDS.

                  WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
                     WELLS FARGO ADVANTAGE COMMON STOCK FUND
                     WELLS FARGO ADVANTAGE DISCOVERY FUNDSM
                     WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM
                 WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
                    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
                    WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM
                WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
                   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
               WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
                   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
                 WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

    Supplement dated June 30, 2005 to the Statement of Additional Information
               dated April 11, 2005, as supplemented May 27, 2005

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 49 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 20:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS, EXCEPT THE C&B MID CAP VALUE AND SMALL CAP OPPORTUNITIES FUNDS Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 27 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

SMALL CAP OPPORTUNITIES FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 37:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE SMALL CAP OPPORTUNITIES FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT51747 06-05                                               SMS0605/SUP015 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

            WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
             WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND
                WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

    Supplement dated June 30, 2005 to the Statement of Additional Information
                              dated April 11, 2005.

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 38 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.

ALL FUNDS
Effective immediately, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 17:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.



RT51748 06-05                                               SPC0605/SUP021 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                   WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                     WELLS FARGO ADVANTAGE DISCOVERY FUNDSM
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
                  WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                     WELLS FARGO ADVANTAGE MONEY MARKET FUND
                   WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
                    WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM
                   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
                  WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

          Supplement dated June 30, 2005 to the Statement of Additional
                       Information dated April 11, 2005.

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Fund Portfolio Holdings" information found on page 48 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. Under no circumstances do Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings for each Fund is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Funds is publicly available on the Funds' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Fund (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Fund's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Funds, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Fund(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Funds' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.



RT51749 06-05                                               VTF0605/SUP022 06-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

     WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM
             WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM
        WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM
         WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM
        WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM
         WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

          Supplement dated June 30, 2005 to the Statement of Additional
                       Information dated April 11, 2005.

ALL FUNDS
Effective immediately, the "Policies and Procedures for Disclosure of Portfolio Holdings of the Portfolios" information found on page 38 is replaced with the following:

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Portfolios. Under no circumstances do Funds Management or the Portfolios receive any compensation in return for the disclosure of information about a Portfolio's portfolio securities or for any ongoing arrangements to make available information about a Portfolio's portfolio securities.

         DISCLOSURE OF PORTFOLIO HOLDINGS. The complete portfolio holdings for each Portfolio is publicly available on the Portfolios' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day delayed basis. In addition, top ten holdings information for the Portfolios is publicly available on the Portfolios' website (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis.

         Furthermore, as required by the SEC, each Portfolio (except money market funds) files its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Portfolios' full portfolio holdings are publicly available to shareholders on a quarterly basis. Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Portfolio's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, is delivered to shareholders in the Portfolio's semi-annual and annual reports. Each Portfolio's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Portfolio, however, includes appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Portfolio's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. Below is a list that describes the limited circumstances in which a Portfolio's portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q. In each instance, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. PORTFOLIO MANAGERS. Portfolio managers shall have full daily access to fund holdings for the Portfolio(s) for which they have direct management responsibility. Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. FUNDS MANAGEMENT. In its capacity as adviser and administrator to the Portfolios, certain Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to the Portfolio's portfolio holdings through access to PFPC's Datapath system. The list of personnel authorized to use the Datapath system will be reviewed quarterly by a fund reporting manager to ensure that each user falls into one of the approved access categories for receipt of daily fund holdings information and that each user has access only to the Portfolio(s) that they manage.

          C. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of the Portfolio's portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Portfolios that Wells Capital Management sub-advises), shall have daily access to all of the Portfolio's portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive the full Portfolio's portfolio holdings on a weekly basis for the Portfolios for which they provide services.

          D. RATING AGENCIES. S&P and Moody's receive full Portfolio holdings for rating purposes. S&P receives holdings information weekly on a seven-day delayed basis. Moody's receives holdings information monthly on a seven-day delayed basis.

          E. RANKING AGENCIES. Morningstar and Lipper Analytical Services receive the Portfolios' full portfolio holdings on a calendar quarter, 60-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Portfolios based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Portfolios; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Portfolio shareholders, on the one hand, and those of the Portfolio's investment adviser, principal underwriter, or any affiliated person of the Portfolio.

         BOARD APPROVAL. The Board is charged with reviewing and reapproving these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less than annually, and making any changes that they deem appropriate.



RT51750 06-05                                               WBF0605/SUP023 06-05